UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

Alexis Practical Tactical ETF
LEXI (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Alexis Practical Tactical ETF for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at www.lexietf.com. You can also request this information by contacting us at 1-866-LEXI-ETF (1-866-539-4383).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alexis Practical Tactical ETF	$45	0.85%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$96,515,549
Number of Holdings	32
Portfolio Turnover	20%
30-Day SEC Yield	0.89%
Visit www.lexietf.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Security Type	(%)
Exchange Traded Funds	75.9%
Common Stocks	11.2%
U.S. Treasury Bills	10.3%
Cash & Other	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.lexietf.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Alexis Investment Partners, LLC documents not be householded, please contact Alexis Investment Partners, LLC at 1-866-LEXI-ETF (1-866-539-4383), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Alexis Investment Partners, LLC or your financial intermediary.
Alexis Practical Tactical ETF	PAGE 1	TSR-SAR-53656F425

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Alexis Practical Tactical ETF
(LEXI)
Semi-Annual Financial Statements & Other Information
November 30, 2024 (Unaudited)

Alexis Practical Tactical ETF
Schedule of Investments
November 30, 2024 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 75.9%
Industrial Select Sector SPDR Fund	7,313	$1,052,999
Invesco QQQ Trust Series 1	10,760	5,484,802
Invesco S&P 500 Equal Weight ETF	30,140	5,654,867
iShares Cohen & Steers REIT ETF	90,233	5,969,815
iShares Core S&P Small-Cap ETF	16,554	2,094,578
iShares Global 100 ETF	55,236	5,551,218
iShares MSCI USA Momentum Factor ETF	25,828	5,592,278
iShares Short Treasury Bond ETF	29,235	3,230,614
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	20,130	2,027,695
SPDR Dow Jones Industrial Average ETF Trust	12,202	5,491,998
SPDR Gold Shares(a)	24,935	6,123,787
SPDR S&P Homebuilders ETF	8,209	1,008,804
SPDR S&P MidCap 400 ETF Trust	9,648	5,941,817
VanEck Semiconductor ETF	7,225	1,749,389
Vanguard Dividend Appreciation ETF	26,160	5,354,429
Vanguard Growth ETF	13,955	5,709,409
Xtrackers MSCI EAFE Hedged Equity ETF	126,286	5,268,652
TOTAL EXCHANGE TRADED FUNDS (Cost $58,414,296)		73,307,151
COMMON STOCKS - 11.2%
Communications - 0.5%
Alphabet, Inc. - Class A	2,908	491,307
Consumer Discretionary - 4.1%
Home Depot, Inc.	1,981	850,106
Marriott International, Inc. - Class A	2,662	769,558
Tesla, Inc.(a)	4,035	1,392,721
TJX Cos., Inc.	7,820	982,896
		3,995,281
Financials - 0.9%
Visa, Inc. - Class A	2,665	839,688
Industrials - 1.1%
Caterpillar, Inc.	2,503	1,016,493
Technology - 4.6%
Advanced Micro Devices, Inc.(a)	3,103	425,654
Apple, Inc.	5,944	1,410,690
Applied Materials, Inc.	5,120	894,515
Microsoft Corp.	1,620	686,005
NVIDIA Corp.	7,717	1,066,875
		4,483,739
TOTAL COMMON STOCKS (Cost $7,073,918)		10,826,508

The accompanying notes are an integral part of these financial statements.

1

Alexis Practical Tactical ETF
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - 10.3%
U.S. Treasury Bills - 10.3%
5.01%, 12/12/2024(b)	$5,036,000	$5,029,653
4.94%, 02/20/2025(b)	2,000,000	1,980,546
5.12%, 04/17/2025(b)	3,000,000	2,951,199
TOTAL SHORT-TERM INVESTMENTS (Cost $9,951,477)		9,961,398
TOTAL INVESTMENTS - 97.4% (Cost $75,439,691)		$94,095,057
Money Market Deposit Account - 2.6%(c)		2,461,649
Liabilities in Excess of Other Assets - (0.0)%(d)		(41,157)
TOTAL NET ASSETS - 100.0%		$96,515,549

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized effective yield as of November 30, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of November 30, 2024 was 4.38%.

(d)	Represents less than 0.05% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$73,307,151	$—	$ —	$73,307,151
Common Stocks	10,826,508	—	—	10,826,508
U.S. Treasury Bills	—	9,961,398	—	9,961,398
Total Investments	$84,133,659	$9,961,398	$—	$94,095,057

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

Alexis Practical Tactical ETF
Statement of Assets and Liabilities
November 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$94,095,057
Cash - interest bearing deposit account	2,461,649
Dividends receivable	17,252
Interest receivable	7,604
Total assets	96,581,561
LIABILITIES:
Payable to adviser	66,012
Total liabilities	66,012
NET ASSETS	$96,515,549
NET ASSETS CONSISTS OF:
Paid-in capital	$72,524,696
Total distributable earnings	23,990,853
Total net assets	$96,515,549
Net assets	$96,515,549
Shares issued and outstanding(a)	3,056,834
Net asset value per share	$31.57
COST:
Investments, at cost	$75,439,691

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Alexis Practical Tactical ETF
Statement of Operations
For the Period Ended November 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$547,849
Interest income	347,617
Total investment income	895,466
EXPENSES:
Investment advisory fee	379,683
Income tax expense	1,715
Total expenses	381,398
NET INVESTMENT INCOME	514,068
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	2,463,940
Net realized gain	2,463,940
Net change in unrealized appreciation on:
Investments	5,557,958
Net change in unrealized appreciation	5,557,958
Net realized and unrealized gain	8,021,898
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,535,966

The accompanying notes are an integral part of these financial statements.

4

Alexis Practical Tactical ETF
Statements of Changes in Net Assets

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
OPERATIONS:
Net investment income	$514,068	$1,041,034
Net realized gain	2,463,940	1,539,199
Net change in unrealized appreciation	5,557,958	12,832,846
Net increase in net assets from operations	8,535,966	15,413,079
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(974,763)
Total distributions to shareholders	—	(974,763)
CAPITAL TRANSACTIONS:
Creations	12,621,673	5,420,557
Redemptions	(7,299,200)	(248,610)
Net increase in net assets from capital transactions	5,322,473	5,171,947
NET INCREASE IN NET ASSETS	13,858,439	19,610,263
NET ASSETS:
Beginning of the period	82,657,110	63,046,847
End of the period	$96,515,549	$82,657,110
SHARES TRANSACTIONS
Creations	430,000	210,000
Redemptions	(250,000)	(10,000)
Total increase in shares outstanding	180,000	200,000

The accompanying notes are an integral part of these financial statements.

5

Alexis Practical Tactical ETF
Financial Highlights

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31,		Period Ended May 31, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$28.73	$23.55	$24.33	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.17	0.38	0.28	0.08
Net realized and unrealized gain (loss) on investments(d)	2.67	5.15	(0.84)	(0.69)
Total from investment operations	2.84	5.53	(0.56)	(0.61)
Net investment income	—	(0.35)	(0.22)	(0.06)
Total distributions	—	(0.35)	(0.22)	(0.06)
Net asset value, end of period	$31.57	$28.73	$23.55	$24.33
TOTAL RETURN(e)	9.89%	23.62%	−2.29%	−2.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$96,516	$82,657	$63,047	$52,727
Ratio of expenses to average net assets(f)(g)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(f)(g)	1.15%	1.44%	1.18%	0.32%
Portfolio turnover rate(e)(h)	20%	36%	70%	51%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Alexis Practical Tactical ETF
Notes to Financial Statements
November 30, 2024 (Unaudited)
1.	ORGANIZATION
Alexis Practical Tactical ETF (the “Fund”) is a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks total return primarily through long-term capital appreciation, with income and capital preservation as secondary objectives.
2.	SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Adviser as the valuation designee of the Fund. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds and MMDA are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
T-bills are valued at the last reported sale price on the exchange on which the security is principally traded. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and

7

Alexis Practical Tactical ETF
Notes to Financial Statements
November 30, 2024 (Unaudited)(Continued)
level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments for a summary of the valuations as of November 30, 2024 for the Fund based upon the three levels describe above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
See the Schedule of Investments for hierarchy classification and industry classifications.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Long-term capital gain distributions from investment companies, if any, are classified as realized gains for financial reporting. Discounts and premiums on fixed income securities are accreted or amortized using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

8

Alexis Practical Tactical ETF
Notes to Financial Statements
November 30, 2024 (Unaudited)(Continued)
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2024, the Fund’s fiscal year end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2024, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At May 31, 2024, the Fund’s fiscal year end, the tax periods for the prior three years are open to examination in the Fund’s major tax jurisdiction.
Indemnification – In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and AIP, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of:
Rate
0.85% on first $250,000,000 on daily net assets;
0.75% on the next $250,000,000 on daily net assets; and
0.65% on daily net assets in excess of $500,000,000
AIP has agreed to pay all expenses of the Fund except the fee paid to AIP under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
At November 30, 2024, a majority of the outstanding shares of the Fund were held in separately managed accounts of the Adviser.

9

Alexis Practical Tactical ETF
Notes to Financial Statements
November 30, 2024 (Unaudited)(Continued)
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees.
However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4.	CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the NYSE Arca, Inc. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will

10

Alexis Practical Tactical ETF
Notes to Financial Statements
November 30, 2024 (Unaudited)(Continued)
be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Period ended November 30, 2024	$—	$ —
Year ended May 31, 2024	974,763	—

(1)	Ordinary income includes short-term capital gains.
At May 31, 2024, the Fund’s fiscal year end, the components of distributable earnings and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$67,639,937
Gross Tax Unrealized Appreciation	$15,197,375
Gross Tax Unrealized Depreciation	(154,938)
Net Tax Unrealized Appreciation (Depreciation)	15,042,437
Undistributed Ordinary Income	225,095
Undistributed Long-Term Gain	187,355
Other Accumulated Gain (Loss)	0
Total Distributable Earnings	$15,454,887

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the difference between book-basis and tax-basis on the securities received as a result of the in-kind contribution seeding the Fund.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. The Fund did not defer any late year losses for the fiscal year ended May 31, 2024. At May 31, 2024, the Fund’s fiscal year end, the Fund utilized $811,668 of short-term capital losses and $1,054,742 of long-term capital losses during the fiscal year ended May 31, 2024.
6. INVESTMENT TRANSACTIONS
During the fiscal period ended November 30, 2024, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from total

11

Alexis Practical Tactical ETF
Notes to Financial Statements
November 30, 2024 (Unaudited)(Continued)
distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Alexis Practical Tactical ETF	$948,488	$(10,355)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal period ended November 30, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Alexis Practical Tactical ETF	$18,415,213	$14,836,195	$10,385,836	$7,260,972

7.	PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8.	SUBSEQUENT EVENTS
Effective December 18, 2024, the Fund has transferred their primary listing to the NASDAQ Stock Market, LLC and is no longer listed on the NYSE Arca, Inc.
In preparing these financial statements management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

12

Alexis Practical Tactical ETF
Supplemental Information
November 30, 2024 (Unaudited)
Tax Information
The Fund designated 93.70% of its ordinary income distribution for the year ended May 31, 2024, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended May 31, 2024, 53.84% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES.
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES.
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END INVESTMENT COMPANIES.
See Financial Statements.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/3/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	2/3/2025

* Print the name and title of each signing officer under his or her signature.